Net Debt - Summary of Net Debt Balance and Gearing Ratio (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Interest bearing liabilities, Current
Bank loans	$ 397	$ 437
Notes and debentures	1,690	1,244
Lease liabilities	519	889
Other	16	58
Total interest bearing liabilities	2,622	2,628
Less: Lease liability associated with index-linked freight contracts current	113	346
Less: Cash and cash equivalents
Cash	5,728	4,408
Short-term deposits	11,508	10,838
Less: Total cash and cash equivalents	17,236	15,246	$ 13,426
Net debt management related instruments	(358)	20
Net cash management related instruments	273	34
Less: Total derivatives included in net debt	(85)	54
Interest bearing liabilities, Non-current
Bank loans	2,075	1,823
Notes and debentures	9,673	13,525
Lease liabilities	2,057	3,007
Other	1
Total interest bearing liabilities	13,806	18,355
Less: Lease liability associated with index-linked freight contracts non current	161	679
Less: Net debt management related instruments	(1,330)	537
Less: Total derivatives included in net debt	(1,330)	537
Net debt	333	4,121
Net assets	$ 48,766	$ 55,605
Gearing	0.70%	6.90%